Determination of fair value (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Financial assets at Fair value through profit or loss
Securities	R$ 58,179,955	R$ 49,590,013
Derivative financial instruments	10,943,714	7,559,433
Fair value through other comprehensive income
Securities	32,332,377	19,039,044
Evaluated at amortized cost
Securities	2,238,807	1,828,704
Securities purchased under agreements to resell	8,894,531	6,627,409
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,819,627	3,918,328
Other financial assets	461,515	69,971
Fair value through profit or loss
Securities loaned	2,665,202	2,237,442
Derivative financial instruments	11,908,183	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	26,281,345	31,839,344
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	24,429,086	5,551,849
Borrowings	1,928,782	284,087
Debentures		335,250
Accounts payables	867,526	859,550
Other financial liabilities	7,680,472	1,706,232
Investments in associates measured at fair value	R$ 1,221,424
Reasonably possible increase (decrease) in variable, percent	1.00%
Increase (decrease) in fair value due to change in discount rate, liability	R$ 18,751
Increase (decrease) in fair value due to change in discount rate by 100 bps, asset	R$ 12,214
Discount rate
Evaluated at amortized cost
Weighted average discount rate	0.1009
Fair value
Financial assets at Fair value through profit or loss
Securities	R$ 58,179,955	49,590,013
Derivative financial instruments	10,943,714	7,559,433
Fair value through other comprehensive income
Securities	32,332,377	19,039,044
Evaluated at amortized cost
Securities	2,542,182	1,830,031
Securities purchased under agreements to resell	9,124,719	6,627,044
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,844,037	4,037,954
Other financial assets	461,515	69,971
Fair value through profit or loss
Securities loaned	2,665,202	2,237,442
Derivative financial instruments	11,908,183	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	26,276,252	31,810,893
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	23,974,348	5,162,453
Borrowings	1,932,859	283,993
Debentures		331,520
Accounts payables	867,526	859,550
Other financial liabilities	7,680,472	1,706,232
Investments in associates measured at fair value	1,221,424
Level 1 | Fair value
Financial assets at Fair value through profit or loss
Securities	49,677,779	35,549,047
Derivative financial instruments	194,911	26,535
Fair value through other comprehensive income
Securities	32,332,377	19,039,044
Evaluated at amortized cost
Securities	1,870,205	1,830,031
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Accounts receivable	0	0
Loan operations	0	0
Other financial assets	0	0
Fair value through profit or loss
Securities loaned		2,237,442
Derivative financial instruments	157,710	13,221
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Borrowings	0	0
Debentures		0
Accounts payables	0	0
Other financial liabilities	0	0
Investments in associates measured at fair value	0
Level 2 | Fair value
Financial assets at Fair value through profit or loss
Securities	8,502,176	14,040,966
Derivative financial instruments	10,748,803	7,532,898
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	671,977	0
Securities purchased under agreements to resell	9,124,719	6,627,044
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,844,037	4,037,954
Other financial assets	461,515	69,971
Fair value through profit or loss
Securities loaned	518,804	0
Derivative financial instruments	11,750,473	7,806,143
Evaluated at amortized cost
Securities sold under repurchase agreements	26,276,252	31,810,893
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	23,974,348	5,162,453
Borrowings	1,932,859	283,993
Debentures		331,520
Accounts payables	867,526	859,550
Other financial liabilities	6,937,029	1,244,232
Investments in associates measured at fair value	0
Level 3 | Fair value
Financial assets at Fair value through profit or loss
Securities	0	0
Derivative financial instruments	0	0
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	0	0
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Accounts receivable	0	0
Loan operations	0	0
Other financial assets	0	0
Fair value through profit or loss
Securities loaned	0	0
Derivative financial instruments	0	0
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Borrowings	0	0
Debentures		0
Accounts payables	0	0
Other financial liabilities	743,443	R$ 462,000
Investments in associates measured at fair value	R$ 1,221,424